iShares®

iShares, Inc.

Supplement dated January 20, 2010

to the Prospectus dated January 1, 2010 for the

iShares MSCI BRIC Index Fund (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the Fund.

Effective January 20, 2010, the third paragraph under the heading “Management” on page 7 of the Prospectus is hereby deleted in its entirety and replaced with the following:

For its investment advisory services to the Fund, BFA is entitled to receive a management fee from the Fund based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds (iShares MSCI All Country Asia ex Japan Index Fund, iShares MSCI Emerging Markets Index Fund, iShares MSCI Emerging Markets Eastern Europe Index Fund, iShares MSCI Emerging Markets Financial Sector Index Fund and iShares MSCI Emerging Markets Materials Sector Index Fund, which are offered in separate prospectuses) as follows: 0.75% per annum of the aggregate net assets less than or equal to $14.0 billion, plus 0.68% per annum of the aggregate net assets over $14.0 billion, up to and including $28.0 billion, plus 0.61% per annum of the aggregate net assets in excess of $28.0 billion.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A.
IS-A-BKF

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares, Inc.

Supplement dated January 20, 2010

to the Prospectus dated January 1, 2010 for the

iShares MSCI Emerging Markets Index Fund (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the Fund.

Effective January 20, 2010, the third paragraph under the heading “Management” on page 7 of the Prospectus is hereby deleted in its entirety and replaced with the following:

For its investment advisory services to the Fund, BFA is entitled to receive a management fee from the Fund based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds (iShares MSCI All Country Asia ex Japan Index Fund, iShares MSCI BRIC Index Fund, iShares MSCI Emerging Markets Eastern Europe Index Fund, iShares MSCI Emerging Markets Financial Sector Index Fund and iShares MSCI Emerging Markets Materials Sector Index Fund, which are offered in separate prospectuses) as follows: 0.75% per annum of the aggregate net assets less than or equal to $14.0 billion, plus 0.68% per annum of the aggregate net assets over $14.0 billion, up to and including $28.0 billion, plus 0.61% per annum of the aggregate net assets in excess of $28.0 billion.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A.
IS-A-EEM

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares, Inc.

Supplement dated January 20, 2010

to the Prospectus dated September 28, 2009

(as revised December 1, 2009) for the

iShares MSCI Emerging Markets Eastern Europe Index Fund (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the Fund.

Effective January 20, 2010, the third paragraph under the heading “Management” beginning on page 9 of the Prospectus is hereby deleted in its entirety and replaced with the following:

For its investment advisory services to the Fund, BFA is entitled to receive a management fee from the Fund based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds (iShares MSCI All Country Asia ex Japan Index Fund, iShares MSCI BRIC Index Fund, iShares MSCI Emerging Markets Index Fund, iShares MSCI Emerging Markets Financial Sector Index Fund and iShares MSCI Emerging Markets Materials Sector Index Fund, which are offered in separate prospectuses) as follows: 0.75% per annum of the aggregate net assets less than or equal to $14.0 billion, plus 0.68% per annum of the aggregate net assets over $14.0 billion, up to and including $28.0 billion, plus 0.61% per annum of the aggregate net assets in excess of $28.0 billion.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A.
IS-A-ESR

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares, Inc.

Supplement dated January 20, 2010

to the Statement of Additional Information (“SAI”)

dated September 28, 2009 (as revised December 1, 2009) for the

iShares MSCI Emerging Markets Eastern Europe Index Fund (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the SAI for the Fund.

Effective January 20, 2010, the second paragraph under the heading “Investment Advisory, Administrative and Distribution Services” on page 32 of the SAI is hereby deleted in its entirety and replaced with the following:

For its investment advisory services to the Fund, BFA is entitled to receive a management fee from the Fund based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund together with other iShares funds (iShares MSCI All Country Asia ex Japan Index Fund, iShares MSCI BRIC Index Fund, iShares MSCI Emerging Markets Index Fund, iShares MSCI Emerging Markets Financial Sector Index Fund and iShares MSCI Emerging Markets Materials Sector Index Fund which are offered in separate prospectuses and statements of additional information) as follows: 0.75% per annum of the aggregate net assets less than or equal to $14.0 billion, plus 0.68% per annum of the aggregate net assets over $14.0 billion, up to and including $28.0 billion, plus 0.61% per annum of the aggregate net assets in excess of $28.0 billion.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A.	IS-SAI-ESR-S1

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares, Inc.

Supplement dated January 20, 2010

to the Statement of Additional Information (“SAI”) dated January 1, 2010 for the

iShares MSCI Index Funds (the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, the SAI for the Funds.

Effective January 20, 2010, the fourth paragraph under the heading “Investment Advisory, Administrative and Distribution Services” beginning on page 46 of the SAI is hereby deleted in its entirety and replaced with the following:

For its investment advisory services to the iShares MSCI BRIC Index Fund and iShares MSCI Emerging Markets Index Fund, BFA is entitled to receive a management fee from each Fund based on the Fund’s allocable portion of the aggregate of the average daily net assets of these Funds together with other iShares funds (iShares MSCI All Country Asia ex Japan Index Fund, iShares MSCI Emerging Markets Eastern Europe Index Fund, iShares MSCI Emerging Markets Financial Sector Index Fund and iShares MSCI Emerging Markets Materials Sector Index Fund which are offered in separate prospectuses and statements of additional information) as follows: 0.75% per annum of the aggregate net assets less than or equal to $14.0 billion, plus 0.68% per annum of the aggregate net assets over $14.0 billion, up to and including $28.0 billion, plus 0.61% per annum of the aggregate net assets in excess of $28.0 billion.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A.	IS-SAI-08-S1

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE